Annual Report December 31, 2001
-------------------------------------------------------------------------------

Growth Portfolio

A Series of Panorama Series Fund, Inc.

                                                  [logo]OppenheimerFunds(R)
                                                        The Right Way to Invest

Panorama Series Fund, Inc.--Growth Portfolio

================================================================================
Objective

Panorama Series Fund, Inc.--Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.

================================================================================
Narrative by Charles Albers and Nikolaos Monoyios, Co-portfolio Managers

For the 12-month period ended December 31, 2001, Growth Portfolio provided a total return of -10.61%. This return includes changes in net asset value per share, but does not reflect any charges imposed by the separate accounts that offer the Portfolio. The Portfolio's return would have been lower if such charges were taken into account. In comparison, the Portfolio's benchmark, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), provided a -11.88% total return over the same period.
     While we are never satisfied with negative returns, we are nonetheless pleased that the Portfolio produced better performance over the past year than its benchmark, the S&P 500 Index. The stock market's generally poor performance during 2001 was primarily the result of a weakening economy and negative investor sentiment, which adversely affected corporate earnings and stock prices. We attribute the Portfolio's strong relative performance to our highly disciplined investment approach, which enabled us to temper emotion and market "noise" in favor of objective investment criteria.
     When the reporting period began, the U.S. economy had started to slow, and large-cap stock prices had already fallen substantially. In that environment, our models suggested a number of technology and telecommunications stocks had reached relatively depressed price levels compared to their earnings. These stocks were positive contributors to the Portfolio, when they rebounded in January and early February 2001. We trimmed or sold many of those growth-oriented holdings in mid February 2001, a move that proved fortuitous when technology and telecommunications stocks resumed their sharp descent.
     As the economy continued to weaken, our stock-selection model tended to award higher scores to smaller companies within the large-cap range. This tilt proved especially beneficial during the middle of the period, when smaller stocks outperformed larger ones by a substantial margin.
     In addition, the average stock in the Portfolio was generally more value-oriented than the average stock in the S&P 500 Index. At the same time, the Portfolio and Index were roughly equal in terms of growth characteristics such as historical and expected earnings growth rates. This modest bias towards value benefited the Portfolio's overall performance as value stocks provided overall better returns than growth stocks during 2001.
     Finally, our models recommended a relatively large number of companies in traditionally defensive industry groups such as healthcare and consumer staples. These types of companies tend to hold up relatively better than others during market downturns because consumers need their products and services regardless of the state of the economy. The Portfolio also received good performance from its energy holdings, especially from smaller exploration and production companies that were acquired at attractive prices by large, integrated oil companies. Fortunately, we trimmed the Portfolio's energy exposure when oil prices began to deteriorate midyear, and we avoided the price declines that later roiled the energy group.

In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Portfolio's performance may be subject to fluctuations, and current performance may be less than the results shown. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

2                             Growth Portfolio

Panorama Series Fund, Inc.--Growth Portfolio

================================================================================
The Portfolio benefited from above-average exposure to defensive groups and from below-average exposure to aggressive ones. By reducing the Portfolio's technology holdings to a lower percentage of total assets than their representation in the S&P 500 Index, we helped the Portfolio avoid much of the weakness in the technology group overall. And by focusing our reductions on hardware manufacturers, we managed to avoid the full brunt of the declines that plagued such companies throughout the year.
     As of the end of December, our models have continued to assign high rankings to smaller companies in relatively defensive industry groups, including the healthcare, financials, utilities and consumer staples areas. The technology and telecommunications sectors have generally continued to receive low scores.
     Looking forward, we have no way to predict where the economy or stock market will be in six months, nor do we attempt to try. Instead, we rely on the statistical models that we have used and fine-tuned over nearly 30 years of investment management experience. During that time, our models have helped us objectively identify the most attractive stocks in the large-cap stock market, regardless of the prevailing environment and that remains central to what makes Growth Portfolio an important part of The Right Way to Invest.
-------------------------------------------------------------------------------
Management discussion of performance. During the fiscal year that ended
December 31, 2001, Growth Portfolio's performance was strongly influenced by a weakening economy and negative investor sentiment, which adversely affected corporate earnings and stock prices. However, the Portfolio's returns were higher than those of its benchmark, the S&P 500 Index, which can be attributed to the portfolio managers' highly disciplined investment approach, which enabled them to disregard emotion and market "noise" in favor of objective investment criteria. Based on bottom-up evaluations performed by the Portfolio's statistical models, the Portfolio generally favored traditionally defensive areas, such as the consumer staples, healthcare and financial sectors, while underweighting more aggressive areas, such as technology and telecommunications services. The Portfolio also benefited from its focus on smaller companies within the large-capitalization range.

                              Growth Portfolio                                3

Panorama Series Fund, Inc.--Growth Portfolio

===============================================================================
Comparing the Portfolio's performance to the market. The graph that follows shows the performance of a hypothetical $10,000 investment in the Portfolio. Performance information does not reflect charges that apply to separate accounts investing in the Portfolio. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.
     The Portfolio's performance is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.

Comparison of Change in Value of $10,000 Hypothetical Investments in:

[line chart]


             Panorama Series
              Fund, Inc.--
             Growth Portfolio         S&P 500 Index
12/31/91         10000                  10000
03/31/92         10267                   9748
06/30/92         10053                   9933
09/30/92         10161                  10246
12/31/92         11236                  10761
03/31/93         12119                  11230
06/30/93         12589                  11284
09/30/93         13400                  11575
12/31/93         13621                  11843
03/31/94         13293                  11395
06/30/94         13031                  11442
09/30/94         13737                  12001
12/31/94         13551                  11999
03/31/95         14790                  13166
06/30/95         16096                  14421
09/30/95         17464                  15566
12/31/95         18709                  16502
03/31/96         19596                  17388
06/30/96         19852                  18167
09/30/96         20449                  18729
12/31/96         22240                  20289
03/31/97         22320                  20834
06/30/97         25497                  24467
09/30/97         28348                  26300
12/31/97         28104                  27055
03/31/98         31031                  30826
06/30/98         30658                  31850
09/30/98         25719                  28689
12/31/98         30472                  34792
03/31/99         29915                  36525
06/30/99         31387                  39095
09/30/99         28248                  36660
12/31/99         29327                  42110
03/31/00         28751                  43075
06/30/00         28228                  41931
09/30/00         28359                  41524
12/31/00         25615                  38278
03/31/01         22898                  33742
06/30/01         23957                  35716
09/30/01         21309                  30475
12/31/01         22898                  33732

Average Annual Total Return of the Portfolio at 12/31/01
1-Year -10.61%   5-Year 0.58%  10-Year 8.64%

[end line chart]

Because of ongoing market volatility, the Portfolio's performance has been subject to substantial fluctuations and current performance may be less than the results shown. For updates on the Portfolio's performance, please call us at 1.800.981.2871. Past performance cannot guarantee future results.
The performance information in the graph for the S&P 500 Index begins on 12/31/91. The inception date of the Portfolio was 1/21/82. Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. The Portfolio's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains by the Portfolio or any gains you may realize if you sell your shares.

4                             Growth Portfolio

Statement of Investments  December 31, 2001

                                                                       Market Value
                                                         Shares        See Note 1
===================================================================================
Common Stocks--97.5%
-----------------------------------------------------------------------------------
Basic Materials--1.2%
-----------------------------------------------------------------------------------
Chemicals--0.7%
Air Products & Chemicals, Inc.                             7,000         $  328,370
-----------------------------------------------------------------------------------
Cabot Corp.                                                  800             28,560
-----------------------------------------------------------------------------------
Cabot Microelectronics Corp.(1)                            6,800            538,900
-----------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                           12,500            531,375
-----------------------------------------------------------------------------------
Eastman Chemical Co.                                         500             19,510
-----------------------------------------------------------------------------------
Goodrich Corp.                                             6,700            178,354
-----------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                   3,200             95,072
-----------------------------------------------------------------------------------
Praxair, Inc.                                              1,200             66,300
                                                                         ----------
                                                                          1,786,441
-----------------------------------------------------------------------------------
Gold & Precious Minerals--0.0%
Barrick Gold Corp.                                         5,500             87,725
-----------------------------------------------------------------------------------
Metals--0.3%
Alcan, Inc.                                               16,700            600,031
-----------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. A(1)               500              6,450
-----------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B(1)             6,900             92,391
-----------------------------------------------------------------------------------
Inco Ltd.(1)                                               3,100             52,514
                                                                         ----------
                                                                            751,386
-----------------------------------------------------------------------------------
Paper--0.2%
Georgia-Pacific Corp.                                      3,800            104,918
-----------------------------------------------------------------------------------
Mead Corp.                                                   900             27,801
-----------------------------------------------------------------------------------
Smurfit-Stone Container Corp.(1)                           2,500             39,925
-----------------------------------------------------------------------------------
Weyerhaeuser Co.                                           6,300            340,704
                                                                         ----------
                                                                            513,348
-----------------------------------------------------------------------------------
Capital Goods--5.9%
-----------------------------------------------------------------------------------
Aerospace/Defense--0.6%
DRS Technologies, Inc.(1)                                  1,000             35,650
-----------------------------------------------------------------------------------
General Dynamics Corp.                                     2,700            215,028
-----------------------------------------------------------------------------------
Lockheed Martin Corp.                                     14,400            672,048
-----------------------------------------------------------------------------------
Precision Castparts Corp.                                  1,800             50,850
-----------------------------------------------------------------------------------
Raytheon Co.                                               4,500            146,115
-----------------------------------------------------------------------------------
Rockwell Collins, Inc.                                    11,200            218,400
                                                                         ----------
                                                                          1,338,091
-----------------------------------------------------------------------------------
Electrical Equipment--2.8%
Amphenol Corp., Cl. A(1)                                     300             14,415
-----------------------------------------------------------------------------------
AVX Corp.                                                  5,700            134,463
-----------------------------------------------------------------------------------
General Electric Co.                                     156,500          6,272,520
-----------------------------------------------------------------------------------
Integrated Device Technology, Inc.(1)                      5,500            146,245
-----------------------------------------------------------------------------------
Kemet Corp.(1)                                             2,400             42,600
-----------------------------------------------------------------------------------
Molex, Inc., Cl. A                                         5,300            143,365
-----------------------------------------------------------------------------------
Rockwell International Corp.                               6,200            110,732
                                                                         ----------
                                                                          6,864,340

                              Growth Portfolio                                5

                                                                       Market Value
                                                        Shares         See Note 1
-----------------------------------------------------------------------------------
Industrial Services--0.6%
Administaff, Inc.(1)                                        600          $   16,446
-----------------------------------------------------------------------------------
Allied Waste Industries, Inc.(1)                          6,000              84,360
-----------------------------------------------------------------------------------
CONSOL Energy, Inc.                                       1,500              37,260
-----------------------------------------------------------------------------------
Manpower, Inc.                                            1,700              57,307
-----------------------------------------------------------------------------------
Miller (Herman), Inc.                                     2,000              47,320
-----------------------------------------------------------------------------------
NDCHealth Corp.                                             300              10,365
-----------------------------------------------------------------------------------
Peabody Energy Corp.                                      2,900              81,751
-----------------------------------------------------------------------------------
Right Management Consultants, Inc.(1)                       450               7,785
-----------------------------------------------------------------------------------
Robert Half International, Inc.(1)                        1,600              42,720
-----------------------------------------------------------------------------------
Teekay Shipping Corp.                                     2,100              73,185
-----------------------------------------------------------------------------------
Viad Corp.                                                1,100              26,048
-----------------------------------------------------------------------------------
Waste Management, Inc.                                   27,000             861,570
                                                                         ----------
                                                                          1,346,117
-----------------------------------------------------------------------------------
Manufacturing--1.9%
Ball Corp.                                                1,000              70,700
-----------------------------------------------------------------------------------
Caterpillar, Inc.                                         8,100             423,225
-----------------------------------------------------------------------------------
Cooper Industries, Inc.                                   7,000             244,440
-----------------------------------------------------------------------------------
Dover Corp.                                               2,200              81,554
-----------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                      5,800             685,618
-----------------------------------------------------------------------------------
Oakley, Inc.(1)                                             800              13,008
-----------------------------------------------------------------------------------
Packaging Corp. of America(1)                               400               7,260
-----------------------------------------------------------------------------------
Pactiv Corp.(1)                                           7,800             138,450
-----------------------------------------------------------------------------------
Plexus Corp.(1)                                             600              15,936
-----------------------------------------------------------------------------------
Ryder Systems, Inc.                                         300               6,645
-----------------------------------------------------------------------------------
Sanmina-SCI Corp.(1)                                      6,000             119,400
-----------------------------------------------------------------------------------
Tektronix, Inc.(1)                                        1,600              41,248
-----------------------------------------------------------------------------------
Textron, Inc.                                             3,800             157,548
-----------------------------------------------------------------------------------
Tyco International Ltd.                                  44,900           2,644,610
                                                                         ----------
                                                                          4,649,642
-----------------------------------------------------------------------------------
Communication Services--4.2%
-----------------------------------------------------------------------------------
Telecommunications: Long Distance--2.5%
ALLTEL Corp.                                              4,100             253,093
-----------------------------------------------------------------------------------
AT&T Corp.                                              111,700           2,026,238
-----------------------------------------------------------------------------------
BroadWing, Inc.(1)                                        2,800              26,600
-----------------------------------------------------------------------------------
Corvis Corp.(1)                                           7,500              24,225
-----------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                 42,700             857,416
-----------------------------------------------------------------------------------
Verizon Communications, Inc.                             58,100           2,757,426
-----------------------------------------------------------------------------------
WorldCom, Inc./MCI Group                                  1,200              15,240
                                                                         ----------
                                                                          5,960,238
-----------------------------------------------------------------------------------
Telephone Utilities--1.1%
BellSouth Corp.                                          30,200           1,152,130
-----------------------------------------------------------------------------------
SBC Communications, Inc.                                 38,800           1,519,796
                                                                         ----------
                                                                          2,671,926

6                             Growth Portfolio

                                                                       Market Value
                                                         Shares        See Note 1
-----------------------------------------------------------------------------------
Telecommunications: Wireless--0.6%
Amdocs Ltd.(1)                                           15,300          $  519,741
-----------------------------------------------------------------------------------
AT&T Wireless Services, Inc.(1)                          17,340             249,176
-----------------------------------------------------------------------------------
Metro One Telecommunication, Inc.(1)                      2,850              86,212
-----------------------------------------------------------------------------------
Sprint Corp. (PCS Group)(1)                              20,200             493,082
-----------------------------------------------------------------------------------
Williams Communications Group, Inc.(1)                   27,600              64,860
                                                                         ----------
                                                                          1,413,071
-----------------------------------------------------------------------------------
Consumer Cyclicals--11.3%
-----------------------------------------------------------------------------------
Autos & Housing--1.9%
Beazer Homes USA, Inc.(1)                                   300              21,951
-----------------------------------------------------------------------------------
Centex Corp.                                              6,000             342,540
-----------------------------------------------------------------------------------
Delphi Automotive Systems Corp.                           7,000              95,620
-----------------------------------------------------------------------------------
Direct Focus, Inc.(1)                                     1,400              43,680
-----------------------------------------------------------------------------------
Ford Motor Co.                                           65,911           1,036,121
-----------------------------------------------------------------------------------
Fortune Brands, Inc.                                      3,500             138,565
-----------------------------------------------------------------------------------
General Motors Corp.                                     20,200             981,720
-----------------------------------------------------------------------------------
Group 1 Automotive, Inc.(1)                                 200               5,702
-----------------------------------------------------------------------------------
Harman International Industries, Inc.                       400              18,040
-----------------------------------------------------------------------------------
KB Home                                                   8,200             328,820
-----------------------------------------------------------------------------------
Kennametal, Inc.                                            200               8,054
-----------------------------------------------------------------------------------
Lear Corp.(1)                                             3,900             148,746
-----------------------------------------------------------------------------------
Lennar Corp.                                              1,600              74,912
-----------------------------------------------------------------------------------
Masco Corp.                                               8,400             205,800
-----------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack                                  800              13,720
-----------------------------------------------------------------------------------
Polaris Industries, Inc.                                    300              17,325
-----------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                  4,400             322,080
-----------------------------------------------------------------------------------
St. Joe Co. (The)                                         3,100              86,025
-----------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                    7,300             320,470
-----------------------------------------------------------------------------------
Visteon Corp.                                             2,000              30,080
-----------------------------------------------------------------------------------
Whirlpool Corp.                                           5,300             388,649
-----------------------------------------------------------------------------------
York International Corp.                                  1,200              45,756
                                                                         ----------
                                                                          4,674,376
-----------------------------------------------------------------------------------
Consumer Services--0.9%
Boron, LePore & Associates, Inc.(1)                         500               6,895
-----------------------------------------------------------------------------------
Cendant Corp.(1)                                         36,300             711,843
-----------------------------------------------------------------------------------
H&R Block, Inc.                                          15,200             679,440
-----------------------------------------------------------------------------------
IMS Health, Inc.                                         27,500             536,525
-----------------------------------------------------------------------------------
Omnicom Group, Inc.                                       1,600             142,960
-----------------------------------------------------------------------------------
Travelocity.com, Inc.(1)                                    800              22,968
                                                                         ----------
                                                                          2,100,631

                              Growth Portfolio                                7

                                                                       Market Value
                                                        Shares         See Note 1
-----------------------------------------------------------------------------------
Leisure & Entertainment--0.8%
Action Performance Cos., Inc.(1)                            400          $   12,244
-----------------------------------------------------------------------------------
Argosy Gaming Co.(1)                                        300               9,756
-----------------------------------------------------------------------------------
Brunswick Corp.                                           2,700              58,752
-----------------------------------------------------------------------------------
Callaway Golf Co.                                           700              13,405
-----------------------------------------------------------------------------------
GTech Holdings Corp.(1)                                   2,300             104,167
-----------------------------------------------------------------------------------
Harley-Davidson, Inc.                                    14,200             771,202
-----------------------------------------------------------------------------------
Hasbro, Inc.                                              7,000             113,610
-----------------------------------------------------------------------------------
Hilton Hotels Corp.                                       6,800              74,256
-----------------------------------------------------------------------------------
Mandalay Resort Group(1)                                  2,200              47,080
-----------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                      12,800             520,320
-----------------------------------------------------------------------------------
MGM Mirage, Inc.(1)                                       2,600              75,062
-----------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                 7,100             211,935
-----------------------------------------------------------------------------------
WMS Industries, Inc.(1)                                   1,800              36,000
                                                                         ----------
                                                                          2,047,789
-----------------------------------------------------------------------------------
Media--1.0%
AOL Time Warner, Inc.(1)                                 57,000           1,829,700
-----------------------------------------------------------------------------------
Deluxe Corp.                                              3,800             158,004
-----------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                                 400              11,876
-----------------------------------------------------------------------------------
Dow Jones & Co., Inc.                                       400              21,892
-----------------------------------------------------------------------------------
Imagistics International, Inc.                              280               3,458
-----------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                              1,000              60,980
-----------------------------------------------------------------------------------
R.H. Donnelley Corp.(1)                                   3,200              92,960
-----------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A                   4,400             101,552
-----------------------------------------------------------------------------------
USA Networks, Inc.(1)                                     4,500             122,895
                                                                         ----------
                                                                          2,403,317
-----------------------------------------------------------------------------------
Retail: General--3.3%
Costco Wholesale Corp.(1)                                11,500             510,370
-----------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                    1,800              28,800
-----------------------------------------------------------------------------------
Dollar General Corp.                                      1,300              19,370
-----------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                      7,200             294,480
-----------------------------------------------------------------------------------
Foot Locker, Inc.(1)                                     10,900             170,585
-----------------------------------------------------------------------------------
Kohl's Corp.(1)                                           7,900             556,476
-----------------------------------------------------------------------------------
May Department Stores Co.                                14,100             521,418
-----------------------------------------------------------------------------------
Sears Roebuck & Co.                                      24,600           1,171,944
-----------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                    82,800           4,765,140
                                                                         ----------
                                                                          8,038,583
-----------------------------------------------------------------------------------
Retail: Specialty--3.0%
American Eagle Outfitters, Inc.(1)                        5,300             138,701
-----------------------------------------------------------------------------------
AutoNation, Inc.(1)                                       4,900              60,417
-----------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.(1)                                7,500             254,250
-----------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                              3,400             149,940
-----------------------------------------------------------------------------------
Borders Group, Inc.(1)                                    1,500              29,760
-----------------------------------------------------------------------------------
Circuit City Stores, Inc./CarMax Group(1)                   600              13,644

8                             Growth Portfolio

                                                                       Market Value
                                                        Shares         See Note 1
-----------------------------------------------------------------------------------
Retail: Specialty  (continued)
Electronics Boutique Holdings Corp.(1)                    1,600          $   63,904
-----------------------------------------------------------------------------------
Gap, Inc.                                                44,500             620,330
-----------------------------------------------------------------------------------
Genesco, Inc.(1)                                            500              10,380
-----------------------------------------------------------------------------------
Home Depot, Inc.                                         48,500           2,473,985
-----------------------------------------------------------------------------------
Hot Topic, Inc.(1)                                        4,800             150,672
-----------------------------------------------------------------------------------
Lands'End, Inc.(1)                                          300              15,048
-----------------------------------------------------------------------------------
Michaels Stores, Inc.(1)                                  2,300              75,785
-----------------------------------------------------------------------------------
Nike, Inc., Cl. B                                        11,000             618,640
-----------------------------------------------------------------------------------
Office Depot, Inc.(1)                                    12,500             231,750
-----------------------------------------------------------------------------------
Payless ShoeSource, Inc.(1)                                 300              16,845
-----------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                        500               8,670
-----------------------------------------------------------------------------------
Reebok International Ltd.(1)                              1,200              31,800
-----------------------------------------------------------------------------------
Rite Aid Corp.(1)                                        15,400              77,924
-----------------------------------------------------------------------------------
Ross Stores, Inc.                                        11,900             381,752
-----------------------------------------------------------------------------------
Talbots, Inc. (The)                                       8,400             304,500
-----------------------------------------------------------------------------------
Target Corp.                                             13,300             545,965
-----------------------------------------------------------------------------------
Timberland Co., Cl. A(1)                                    300              11,124
-----------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                     23,700             944,682
                                                                         ----------
                                                                          7,230,468
-----------------------------------------------------------------------------------
Textile, Apparel & Home Furnishings--0.4%
Abercrombie & Fitch Co., Cl. A(1)                         7,700             204,281
-----------------------------------------------------------------------------------
bebe stores, inc.(1)                                        400               7,464
-----------------------------------------------------------------------------------
Deb Shops, Inc.                                             100               2,425
-----------------------------------------------------------------------------------
Jones Apparel Group, Inc.(1)                              3,600             119,412
-----------------------------------------------------------------------------------
Liz Claiborne, Inc.                                       5,900             293,525
-----------------------------------------------------------------------------------
Mohawk Industries, Inc.(1)                                1,800              98,784
-----------------------------------------------------------------------------------
Tommy Hilfiger Corp.(1)                                   1,700              23,375
-----------------------------------------------------------------------------------
Too, Inc.(1)                                              3,200              88,000
                                                                         ----------
                                                                            837,266
-----------------------------------------------------------------------------------
Consumer Staples--9.3%
-----------------------------------------------------------------------------------
Beverages--1.6%
Anheuser-Busch Cos., Inc.                                24,900           1,125,729
-----------------------------------------------------------------------------------
Coca-Cola Co. (The)                                      43,900           2,069,885
-----------------------------------------------------------------------------------
PepsiCo, Inc.                                            15,420             750,800
                                                                         ----------
                                                                          3,946,414
-----------------------------------------------------------------------------------
Broadcasting--0.4%
Comcast Corp., Cl. A Special                              8,100             291,600
-----------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A(1)                   1,100              30,217
-----------------------------------------------------------------------------------
Fox Entertainment Group, Inc., A Shares(1)                  900              23,877
-----------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc.(1)                  11,000             304,700
-----------------------------------------------------------------------------------
Hispanic Broadcasting Corp.(1)                            1,100              28,050
-----------------------------------------------------------------------------------
Univision Communications, Inc., Cl. A(1)                  5,600             226,576
                                                                         ----------
                                                                            905,020

                              Growth Portfolio                                9

                                                                       Market Value
                                                        Shares         See Note 1
-----------------------------------------------------------------------------------
Education--0.0%
Corinthian Colleges, Inc.(1)                                600          $   24,534
-----------------------------------------------------------------------------------
Education Management Corp.(1)                               400              14,500
-----------------------------------------------------------------------------------
ITT Educational Services, Inc.(1)                         1,200              44,244
                                                                         ----------
                                                                             83,278
-----------------------------------------------------------------------------------
Entertainment--1.2%
-----------------------------------------------------------------------------------
Applebee's International, Inc.                            1,850              63,270
-----------------------------------------------------------------------------------
CBRL Group, Inc.                                            600              17,664
-----------------------------------------------------------------------------------
Darden Restaurants, Inc.                                  6,800             240,720
-----------------------------------------------------------------------------------
Disney (Walt) Co.                                        28,200             584,304
-----------------------------------------------------------------------------------
Landry's Restaurants, Inc.                                  300               5,595
-----------------------------------------------------------------------------------
Liberty Media Corp., Cl. A(1)                            17,200             240,800
-----------------------------------------------------------------------------------
McDonald's Corp.                                         28,900             764,983
-----------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(1)                          400              18,920
-----------------------------------------------------------------------------------
Papa John's International, Inc.(1)                          300               8,244
-----------------------------------------------------------------------------------
Pixar, Inc.(1)                                              100               3,596
-----------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                              4,400              71,280
-----------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                       10,600             218,678
-----------------------------------------------------------------------------------
Ryan's Family Steak Houses, Inc.(1)                       1,900              41,135
-----------------------------------------------------------------------------------
Sonic Corp.(1)                                              400              14,400
-----------------------------------------------------------------------------------
THQ, Inc.(1)                                              4,500             218,115
-----------------------------------------------------------------------------------
Tricon Global Restaurants, Inc.(1)                        1,600              78,720
-----------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)                                    9,525             420,529
                                                                         ----------
                                                                          3,010,953
-----------------------------------------------------------------------------------
Food--2.1%
Archer-Daniels-Midland Co.                                4,305              61,777
-----------------------------------------------------------------------------------
Campbell Soup Co.                                        21,300             636,231
-----------------------------------------------------------------------------------
ConAgra Foods, Inc.                                      25,700             610,889
-----------------------------------------------------------------------------------
Interstate Bakeries Corp.                                   400               9,672
-----------------------------------------------------------------------------------
Kellogg Co.                                               3,700             111,370
-----------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                                 31,700           1,078,751
-----------------------------------------------------------------------------------
Performance Food Group Co.(1)                               800              28,136
-----------------------------------------------------------------------------------
Sara Lee Corp.                                           34,948             776,894
-----------------------------------------------------------------------------------
Sysco Corp.                                               4,800             125,856
-----------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                  3,900              45,045
-----------------------------------------------------------------------------------
Unilever NV, NY Shares                                   17,700           1,019,697
-----------------------------------------------------------------------------------
Wrigley William Jr. Co.                                  12,100             621,577
                                                                         ----------
                                                                          5,125,895
-----------------------------------------------------------------------------------
Food & Drug Retailers--1.2%
Albertson's, Inc.                                        15,100             475,499
-----------------------------------------------------------------------------------
CVS Corp.                                                21,700             642,320
-----------------------------------------------------------------------------------
Duane Reade, Inc.(1)                                        700              21,245
-----------------------------------------------------------------------------------
Fleming Cos., Inc.                                        7,900             146,150
-----------------------------------------------------------------------------------
Kroger Co. (The)(1)                                      16,200             338,094

10                            Growth Portfolio

                                                                       Market Value
                                                       Shares          See Note 1
-----------------------------------------------------------------------------------
Food & Drug Retailers (continued)
Safeway, Inc.(1)                                         15,800          $  659,650
-----------------------------------------------------------------------------------
Walgreen Co.                                             16,000             538,560
                                                                         ----------
                                                                          2,821,518
-----------------------------------------------------------------------------------
Household Goods--1.4%
Avon Products, Inc.                                       5,900            274,350
-----------------------------------------------------------------------------------
Colgate-Palmolive Co.                                     9,200            531,300
-----------------------------------------------------------------------------------
Dial Corp. (The)                                          1,100             18,865
-----------------------------------------------------------------------------------
Gillette Co.                                             20,000            668,000
-----------------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                               8,100             229,635
-----------------------------------------------------------------------------------
Procter & Gamble Co.                                     19,600           1,550,948
                                                                         ----------
                                                                          3,273,098
-----------------------------------------------------------------------------------
Tobacco--1.4%
Philip Morris Cos., Inc.                                 55,800           2,558,430
-----------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc.                     16,000             900,800
                                                                         ----------
                                                                          3,459,230
-----------------------------------------------------------------------------------
Energy--9.6%
-----------------------------------------------------------------------------------
Energy Services--0.6%
Baker Hughes, Inc.                                        6,000             218,820
-----------------------------------------------------------------------------------
ENSCO International, Inc.                                10,700             265,895
-----------------------------------------------------------------------------------
Halliburton Co.                                          19,700             258,070
-----------------------------------------------------------------------------------
Headwaters, Inc.(1)                                         700               8,022
-----------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                   1,700              56,746
-----------------------------------------------------------------------------------
Massey Energy Co.                                         2,700              55,971
-----------------------------------------------------------------------------------
Nabors Industries, Inc.(1)                                4,100             140,753
-----------------------------------------------------------------------------------
PanCanadian Energy Corp.                                  2,000              51,745
-----------------------------------------------------------------------------------
Precision Drilling Corp.(1)                                 900              23,238
-----------------------------------------------------------------------------------
Schlumberger Ltd.                                         4,700             258,265
                                                                         ----------
                                                                          1,337,525
-----------------------------------------------------------------------------------
Oil: Domestic--7.0%
Amerada Hess Corp.                                        7,500             468,750
-----------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                  9,800             557,130
-----------------------------------------------------------------------------------
Ashland, Inc.                                             3,500             161,280
-----------------------------------------------------------------------------------
Burlington Resources, Inc.                                5,200             195,208
-----------------------------------------------------------------------------------
Chesapeake Energy Corp.(1)                                2,500              16,525
-----------------------------------------------------------------------------------
ChevronTexaco Corp.                                      32,794           2,938,670
-----------------------------------------------------------------------------------
Conoco, Inc.                                             40,400           1,143,320
-----------------------------------------------------------------------------------
EOG Resources, Inc.                                      12,100             473,231
-----------------------------------------------------------------------------------
Exxon Mobil Corp.                                       131,376           5,163,077
-----------------------------------------------------------------------------------
Frontier Oil Corp.                                       44,200             735,488
-----------------------------------------------------------------------------------
GlobalSantaFe Corp.                                      17,610             502,237
-----------------------------------------------------------------------------------
Murphy Oil Corp.                                         11,400             958,056
----------------------------------------------------------------------------------
Newfield Exploration Co.(1)                               2,400              85,224
-----------------------------------------------------------------------------------
Occidental Petroleum Corp.                               25,500             676,515
-----------------------------------------------------------------------------------
Ocean Energy, Inc.                                        1,300              24,960

                              Growth Portfolio                               11

                                                                       Market Value
                                                       Shares          See Note 1
-----------------------------------------------------------------------------------
Oil: Domestic  (continued)
Phillips Petroleum Co.                                   20,360         $ 1,226,894
-----------------------------------------------------------------------------------
Stone Energy Corp.(1)                                     3,700             146,150
-----------------------------------------------------------------------------------
Sunoco, Inc.                                              7,500             280,050
-----------------------------------------------------------------------------------
Ultramar Diamond Shamrock Corp.                           1,400              69,272
-----------------------------------------------------------------------------------
Unocal Corp.                                             12,200             440,054
-----------------------------------------------------------------------------------
USX-Marathon Group, Inc.                                 19,700             591,000
                                                                        -----------
                                                                         16,853,091
-----------------------------------------------------------------------------------
Oil: International--2.0%
Baytex Energy Ltd.(1)                                    25,100              68,713
-----------------------------------------------------------------------------------
Canadian 88 Energy Corp.(1)                             177,300             199,925
-----------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                          31,700             760,776
-----------------------------------------------------------------------------------
Paramount Resources Ltd.(1)                              30,000             264,988
-----------------------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                             15,600             182,747
-----------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                     49,200           2,411,784
-----------------------------------------------------------------------------------
Talisman Energy, Inc.                                    23,800             902,023
                                                                        -----------
                                                                          4,790,956
-----------------------------------------------------------------------------------
Financial--24.3%
-----------------------------------------------------------------------------------
Banks--5.4%
American Home Mortgage Holdings, Inc.                       300               3,630
-----------------------------------------------------------------------------------
AmSouth Bancorp                                           1,400              26,460
-----------------------------------------------------------------------------------
Astoria Financial Corp.                                   7,700             203,742
-----------------------------------------------------------------------------------
Bank of America Corp.                                    46,500           2,927,175
-----------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                         14,800             603,840
-----------------------------------------------------------------------------------
Bank One Corp.                                           27,800           1,085,590
-----------------------------------------------------------------------------------
Banknorth Group, Inc.                                       300               6,756
-----------------------------------------------------------------------------------
BB&T Corp.                                               13,900             501,929
-----------------------------------------------------------------------------------
Charter One Financial, Inc.                              10,645             289,012
-----------------------------------------------------------------------------------
City National Corp.                                         400              18,740
-----------------------------------------------------------------------------------
Comerica, Inc.                                            9,600             550,080
-----------------------------------------------------------------------------------
Compass Bancshares, Inc.                                    400              11,320
-----------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                  100               3,088
-----------------------------------------------------------------------------------
Downey Financial Corp.                                      400              16,500
-----------------------------------------------------------------------------------
FleetBoston Financial Corp.                               2,800             102,200
-----------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                     2,100              37,359
-----------------------------------------------------------------------------------
Independence Community Bank Corp.                         1,900              43,244
-----------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                  47,700           1,733,895
-----------------------------------------------------------------------------------
KeyCorp                                                  13,000             316,420
-----------------------------------------------------------------------------------
Knight Trading Group, Inc.(1)                             2,900              31,958
-----------------------------------------------------------------------------------
Mellon Financial Corp.                                   16,700             628,254
-----------------------------------------------------------------------------------
National City Corp.                                      25,400             742,696
-----------------------------------------------------------------------------------
New York Community Bancorp, Inc.                          1,300              29,731
-----------------------------------------------------------------------------------
Northern Trust Corp.                                      2,400             144,528
-----------------------------------------------------------------------------------
Pacific Century Financial Corp.                           1,700              44,013
-----------------------------------------------------------------------------------
PNC Financial Services Group                             13,700             769,940

12                            Growth Portfolio

                                                                       Market Value
                                                        Shares         See Note 1
-----------------------------------------------------------------------------------
Banks (continued)
Regions Financial Corp.                                     400         $    11,976
-----------------------------------------------------------------------------------
SunTrust Banks, Inc.                                     14,300             896,610
-----------------------------------------------------------------------------------
U.S. Bancorp                                              7,325             153,312
-----------------------------------------------------------------------------------
Union Planters Corp.                                      1,800              81,234
-----------------------------------------------------------------------------------
UnionBanCal Corp.                                         2,100              79,800
-----------------------------------------------------------------------------------
Wachovia Corp.                                           10,000             313,600
-----------------------------------------------------------------------------------
Wachovia Corp.(1)                                         2,000                   -
-----------------------------------------------------------------------------------
Wells Fargo Co.                                          15,700             682,165
                                                                        -----------
                                                                         13,090,797
-----------------------------------------------------------------------------------
Diversified Financial--12.0%
Affiliated Managers Group, Inc.(1)                        2,900             204,392
-----------------------------------------------------------------------------------
American Express Co.                                     30,500           1,088,545
-----------------------------------------------------------------------------------
AmeriCredit Corp.(1)                                      9,000             283,950
-----------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                            10,300             603,992
-----------------------------------------------------------------------------------
Capital One Financial Corp.                              16,100             868,595
-----------------------------------------------------------------------------------
Certegy, Inc.(1)                                            350              11,977
-----------------------------------------------------------------------------------
Citigroup, Inc                                           54,433           2,747,778
-----------------------------------------------------------------------------------
Concord EFS, Inc.(1)                                      3,000              98,340
-----------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.  .  .                13,100   .         536,707
-----------------------------------------------------------------------------------
Doral Financial Corp.                                       300               9,363
-----------------------------------------------------------------------------------
eFunds Corp.(1)                                           2,071              28,476
-----------------------------------------------------------------------------------
Fannie Mae                                               27,000           2,146,500
-----------------------------------------------------------------------------------
First American Corp. (The)                                  800              14,992
-----------------------------------------------------------------------------------
Freddie Mac                                              21,900           1,432,260
-----------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                          15,300           1,419,075
-----------------------------------------------------------------------------------
Household International, Inc.                            20,600           1,193,564
-----------------------------------------------------------------------------------
Instinet Group, Inc.(1)                                   4,900              49,245
-----------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                          91,500           8,816,025
-----------------------------------------------------------------------------------
iShares Russell 2000 Value Index Fund                     6,000             768,000
-----------------------------------------------------------------------------------
iShares S&P SmallCap 600 Index Fund                       6,500             743,600
-----------------------------------------------------------------------------------
John Hancock Financial Services, Inc.                    18,000             743,400
-----------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                           16,000           1,068,800
-----------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                 2,400             125,088
-----------------------------------------------------------------------------------
Metris Cos., Inc.                                         6,700             172,257
-----------------------------------------------------------------------------------
MGIC Investment Corp.                                    10,800             666,576
-----------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                         22,500           1,258,650
-----------------------------------------------------------------------------------
PMI Group, Inc. (The)                                     8,600             576,286
-----------------------------------------------------------------------------------
Providian Financial Corp.                                15,900              56,445
-----------------------------------------------------------------------------------
Prudential Financial, Inc.(1)                             5,000             165,950
-----------------------------------------------------------------------------------
Simon Property Group, Inc.                                2,600              76,258
-----------------------------------------------------------------------------------
Stilwell Financial, Inc.                                 16,600             451,852
-----------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                   500              17,365
-----------------------------------------------------------------------------------
USA Education, Inc.                                       8,900             747,778
                                                                        -----------
                                                                         29,192,081

                              Growth Portfolio                               13

                                                                       Market Value
                                                        Shares         See Note 1
-----------------------------------------------------------------------------------
Insurance--5.5%
AFLAC, Inc.                                              34,800         $   854,688
-----------------------------------------------------------------------------------
Allmerica Financial Corp.                                   900              40,095
-----------------------------------------------------------------------------------
Allstate Corp.                                           35,500           1,196,350
-----------------------------------------------------------------------------------
American International Group, Inc.                       43,337           3,440,958
-----------------------------------------------------------------------------------
Cigna Corp.                                              14,900           1,380,485
-----------------------------------------------------------------------------------
Cincinnati Financial Corp.                                2,000              76,300
-----------------------------------------------------------------------------------
Fidelity National Financial, Inc.                        14,560             361,088
-----------------------------------------------------------------------------------
First Health Group Corp.(1)                               2,700              66,798
-----------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                                  800              44,840
-----------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                     2,800             129,556
-----------------------------------------------------------------------------------
Lincoln National Corp.                                   14,600             709,122
-----------------------------------------------------------------------------------
Loews Corp.                                               3,900             215,982
-----------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                               4,700             505,015
-----------------------------------------------------------------------------------
MBIA, Inc.                                                9,050             485,351
-----------------------------------------------------------------------------------
MetLife, Inc.                                            44,600           1,412,928
-----------------------------------------------------------------------------------
Ohio Casualty Corp.(1)                                      600               9,630
-----------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)(1)                               6,300             116,550
-----------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)(1)                  5,600             134,400
-----------------------------------------------------------------------------------
Progressive Corp.                                         6,300             940,590
-----------------------------------------------------------------------------------
Radian Group, Inc.                                        6,900             296,355
-----------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                 300              28,620
-----------------------------------------------------------------------------------
St. Paul Cos., Inc                                       12,700             558,419
-----------------------------------------------------------------------------------
UnumProvident Corp.                                       5,000             132,550
-----------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                    3,400             310,624
                                                                        -----------
                                                                         13,447,294
-----------------------------------------------------------------------------------
Real Estate Investment Trusts--0.2%
Equity Office Properties Trust                           13,900             418,112
-----------------------------------------------------------------------------------
Equity Residential Properties Trust                         800              22,968
-----------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.(1)                        3,400              79,492
                                                                        -----------
                                                                            520,572
-----------------------------------------------------------------------------------
Savings & Loans--1.2%
Dime Bancorp, Inc.                                        2,800             101,024
-----------------------------------------------------------------------------------
Golden State Bancorp, Inc.                               21,900             572,685
-----------------------------------------------------------------------------------
Golden West Financial Corp.                              12,600             741,510
-----------------------------------------------------------------------------------
Greenpoint Financial Corp.                                8,000             286,000
-----------------------------------------------------------------------------------
Washington Mutual, Inc.                                  34,750           1,136,325
-----------------------------------------------------------------------------------
Webster Financial Corp.                                     200               6,306
                                                                        -----------
                                                                          2,843,850

14                            Growth Portfolio

                                                                       Market Value
                                                         Shares        See Note 1
-----------------------------------------------------------------------------------
Healthcare--11.7%
-----------------------------------------------------------------------------------
Healthcare/Drugs--9.2%
Abbott Laboratories                                       12,300        $   685,725
-----------------------------------------------------------------------------------
American Home Products Corp.                              10,400            638,144
-----------------------------------------------------------------------------------
Amgen, Inc.(1)                                            19,800          1,117,512
-----------------------------------------------------------------------------------
Applera Corp./Celera Genomics Group(1)                       800             21,352
-----------------------------------------------------------------------------------
Biogen, Inc.(1)                                            3,000            172,050
-----------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                  21,400          1,091,400
-----------------------------------------------------------------------------------
Chiron Corp.(1)                                           11,900            521,696
-----------------------------------------------------------------------------------
CIMA Labs, Inc.(1)                                         1,200             43,380
-----------------------------------------------------------------------------------
COR Therapeutics, Inc.(1)                                    900             21,537
-----------------------------------------------------------------------------------
Edwards Lifesciences Corp.(1)                                400             11,052
-----------------------------------------------------------------------------------
Forest Laboratories, Inc.(1)                              10,800            885,060
-----------------------------------------------------------------------------------
Genentech, Inc.(1)                                        17,100            927,675
-----------------------------------------------------------------------------------
Genta, Inc.(1)                                             2,500             35,575
-----------------------------------------------------------------------------------
HCA, Inc.                                                 27,600          1,063,704
-----------------------------------------------------------------------------------
Humana, Inc.(1)                                            1,200             14,148
-----------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.(1)                            2,200             42,768
-----------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.(1)                                300              6,657
-----------------------------------------------------------------------------------
IVAX Corp.(1)                                              9,050            182,267
-----------------------------------------------------------------------------------
Johnson & Johnson                                         49,518          2,926,514
-----------------------------------------------------------------------------------
Lilly (Eli) & Co.                                         23,900          1,877,106
-----------------------------------------------------------------------------------
Merck & Co., Inc.                                         45,100          2,651,880
-----------------------------------------------------------------------------------
Myriad Genetics, Inc.(1)                                   2,000            105,280
-----------------------------------------------------------------------------------
Pfizer, Inc.                                             109,125          4,348,631
-----------------------------------------------------------------------------------
Pharmaceutical Resources, Inc.(1)                            400             13,520
-----------------------------------------------------------------------------------
Schering-Plough Corp.                                     28,200          1,009,842
-----------------------------------------------------------------------------------
Sepracor, Inc.(1)                                          3,200            182,592
-----------------------------------------------------------------------------------
Sicor, Inc.(1)                                             4,600             72,128
-----------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.(1)                     4,800            191,760
-----------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                  18,500          1,309,245
-----------------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc.(1)                            1,800             44,262
-----------------------------------------------------------------------------------
XOMA Ltd.(1)                                                 100                985
-----------------------------------------------------------------------------------
Zimmer Holdings, Inc.(1)                                   6,750            206,145
                                                                        -----------
                                                                         22,421,592

                              Growth Portfolio                               15

                                                                       Market Value
                                                        Shares         See Note 1
-----------------------------------------------------------------------------------
Healthcare/Supplies & Services--2.5%
Accredo Health, Inc.(1)                                     600          $   23,820
-----------------------------------------------------------------------------------
Allergan, Inc.                                            6,000             450,300
-----------------------------------------------------------------------------------
Apria Healthcare Group, Inc.(1)                           1,900              47,481
-----------------------------------------------------------------------------------
Baxter International, Inc.                                8,000             429,040
-----------------------------------------------------------------------------------
Becton, Dickinson & Co.                                  12,000             397,800
-----------------------------------------------------------------------------------
Biosite, Inc.(1)                                            100               1,837
-----------------------------------------------------------------------------------
Caremark Rx, Inc.(1)                                     27,400             446,894
-----------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                     500              24,990
-----------------------------------------------------------------------------------
Covance, Inc.(1)                                          1,500              34,050
-----------------------------------------------------------------------------------
DaVita, Inc.(1)                                           1,800              44,010
-----------------------------------------------------------------------------------
Health Net, Inc.(1)                                       4,600             100,188
-----------------------------------------------------------------------------------
HEALTHSOUTH Corp.(1)                                      1,700              25,194
-----------------------------------------------------------------------------------
Lincare Holdings, Inc.(1)                                 5,200             148,980
-----------------------------------------------------------------------------------
Manor Care, Inc.(1)                                      14,500             343,795
-----------------------------------------------------------------------------------
Medtronic, Inc.                                           2,500             128,025
-----------------------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.(1)                      500              11,350
-----------------------------------------------------------------------------------
Orthodontic Centers of America, Inc.(1)                     400              12,200
-----------------------------------------------------------------------------------
Oxford Health Plans, Inc.(1)                             18,800             566,632
-----------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(1)                          1,300              44,096
-----------------------------------------------------------------------------------
Quest Diagnostics, Inc.(1)                                2,000             143,420
-----------------------------------------------------------------------------------
RehabCare Group, Inc.(1)                                    700              20,720
-----------------------------------------------------------------------------------
Schein (Henry), Inc.(1)                                   2,200              81,466
-----------------------------------------------------------------------------------
Stryker Corp.(1)                                          4,100             239,317
-----------------------------------------------------------------------------------
SurModics, Inc.(1)                                          300              10,938
-----------------------------------------------------------------------------------
Techne Corp.(1)                                           1,900              70,015
-----------------------------------------------------------------------------------
Tenet Healthcare Corp.(1)                                20,600           1,209,632
-----------------------------------------------------------------------------------
Trigon Healthcare, Inc.(1)                                4,900             340,305
-----------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B(1)                 3,700             158,286
-----------------------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)                        5,100             595,935
                                                                         ----------
                                                                          6,150,716
-----------------------------------------------------------------------------------
Technology--12.9%
-----------------------------------------------------------------------------------
Computer Hardware--3.2%
Adaptec, Inc.(1)                                          4,100              59,450
-----------------------------------------------------------------------------------
Agilent Technologies, Inc.(1)                             1,900              54,169
-----------------------------------------------------------------------------------
Compaq Computer Corp.                                    90,300             881,328
-----------------------------------------------------------------------------------
Dell Computer Corp.(1)                                   51,700           1,405,206
-----------------------------------------------------------------------------------
Handspring, Inc.(1)                                       5,900              39,766
-----------------------------------------------------------------------------------
Hewlett-Packard Co.                                       7,000             143,780
-----------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A(1)                                800              13,856
-----------------------------------------------------------------------------------
International Business Machines Corp.                    33,300           4,027,968
-----------------------------------------------------------------------------------
Juniper Networks, Inc.(1)                                21,100             399,845
-----------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A(1)                     5,100             300,900

16                            Growth Portfolio

                                                                       Market Value
                                                        Shares         See Note 1
-----------------------------------------------------------------------------------
Computer Hardware  (continued)
Mentor Graphics Corp.(1)                                    800         $    18,856
-----------------------------------------------------------------------------------
Mercury Computer Systems, Inc.(1)                           400              15,644
-----------------------------------------------------------------------------------
Microtune, Inc.(1)                                        6,400             150,144
-----------------------------------------------------------------------------------
Network Appliance, Inc.(1)                                6,400             139,968
-----------------------------------------------------------------------------------
Storage Technology Corp.(1)                               2,100              43,407
-----------------------------------------------------------------------------------
Stratos Lightwave, Inc.(1)                                2,000              12,300
-----------------------------------------------------------------------------------
Western Digital Corp.(1)                                  2,100              13,167
                                                                        -----------
                                                                          7,719,754
-----------------------------------------------------------------------------------
Computer Services--0.7%
Emulex Corp.(1)                                           4,000             158,040
-----------------------------------------------------------------------------------
First Data Corp.                                         12,900           1,012,005
-----------------------------------------------------------------------------------
Foundry Networks, Inc.(1)                                 7,700              62,755
-----------------------------------------------------------------------------------
Kronos, Inc.(1)                                             450              21,771
-----------------------------------------------------------------------------------
Openwave Systems, Inc.(1)                                12,000             117,480
-----------------------------------------------------------------------------------
Overture Services, Inc.(1)                                2,900             102,747
-----------------------------------------------------------------------------------
Paychex, Inc.                                             5,000             174,250
-----------------------------------------------------------------------------------
Sonus Networks, Inc.(1)                                   8,700              40,194
-----------------------------------------------------------------------------------
Unisys Corp.(1)                                           5,100              63,954
-----------------------------------------------------------------------------------
Websense, Inc.(1)                                         1,100              35,277
                                                                        -----------
                                                                          1,788,473
-----------------------------------------------------------------------------------
Computer Software--4.8%
-----------------------------------------------------------------------------------
Acclaim Entertainment, Inc.(1)                            5,200              27,560
-----------------------------------------------------------------------------------
Adobe Systems, Inc.                                      14,800             459,540
-----------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                           9,500             208,240
-----------------------------------------------------------------------------------
Citrix Systems, Inc.(1)                                  18,000             407,880
-----------------------------------------------------------------------------------
CSG Systems International, Inc.(1)                        1,000              40,450
-----------------------------------------------------------------------------------
Electronic Arts, Inc.(1)                                  4,900             293,755
-----------------------------------------------------------------------------------
Fair, Isaac & Co., Inc.                                     400              25,208
-----------------------------------------------------------------------------------
Interwoven, Inc.(1)                                       1,600              15,584
-----------------------------------------------------------------------------------
Liberate Technologies, Inc.(1)                            1,100              12,628
-----------------------------------------------------------------------------------
McDATA Corp., Cl. A(1)                                    1,534              37,583
-----------------------------------------------------------------------------------
McDATA Corp., Cl. B(1)                                    4,200             105,462
-----------------------------------------------------------------------------------
Mercury Interactive Corp.(1)                              8,300             282,034
-----------------------------------------------------------------------------------
Micromuse, Inc.(1)                                        7,800             117,000
-----------------------------------------------------------------------------------
Microsoft Corp.(1)                                      102,000           6,757,500
-----------------------------------------------------------------------------------
Oracle Corp.(1)                                         131,700           1,818,777
-----------------------------------------------------------------------------------
Retek, Inc.(1)                                            2,800              83,636
-----------------------------------------------------------------------------------
RSA Security, Inc.(1)                                     3,900              68,094
-----------------------------------------------------------------------------------
Sabre Holdings Corp.(1)                                   4,200             177,870
-----------------------------------------------------------------------------------
StorageNetworks, Inc.(1)                                  7,600              46,968
-----------------------------------------------------------------------------------
VeriSign, Inc.(1)                                         9,600             365,184
-----------------------------------------------------------------------------------
Veritas Software Corp.(1)                                 8,500             381,055
                                                                        -----------
                                                                         11,732,008

                              Growth Portfolio                               17

                                                                       Market Value
                                                        Shares         See Note 1
-----------------------------------------------------------------------------------
Communications Equipment--0.7%
Agere Systems, Inc.(1)                                    6,000          $   34,140
-----------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                   75,600           1,369,116
-----------------------------------------------------------------------------------
Enterasys Networks, Inc.(1)                               5,000              44,250
-----------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                  5,600             134,064
-----------------------------------------------------------------------------------
Tellium, Inc.(1)                                          9,300              57,939
                                                                         ----------
                                                                          1,639,509
-----------------------------------------------------------------------------------
Electronics--3.2%
Advanced Micro Devices, Inc.(1)                          24,800             393,328
-----------------------------------------------------------------------------------
Altera Corp.(1)                                           8,900             188,858
-----------------------------------------------------------------------------------
Analog Devices, Inc.(1)                                  19,900             883,361
-----------------------------------------------------------------------------------
Arrow Electronics, Inc.(1)                                1,700              50,830
-----------------------------------------------------------------------------------
Cree, Inc.(1)                                               800              23,568
-----------------------------------------------------------------------------------
Elantec Semiconductor, Inc.(1)                              400              15,360
-----------------------------------------------------------------------------------
Engineered Support Systems, Inc.                          2,100              71,841
-----------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A(1)     4,000             112,800
-----------------------------------------------------------------------------------
FEI Co.(1)                                                  400              12,604
-----------------------------------------------------------------------------------
FLIR Systems, Inc.(1)                                       700              26,544
-----------------------------------------------------------------------------------
General Motors Corp., Cl. H(1)                            5,500              84,975
-----------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(1)                       3,300              74,547
-----------------------------------------------------------------------------------
Intel Corp.                                              96,700           3,041,215
-----------------------------------------------------------------------------------
KLA-Tencor Corp.(1)                                      16,500             817,740
-----------------------------------------------------------------------------------
Lam Research Corp.(1)                                     5,600             130,032
-----------------------------------------------------------------------------------
Linear Technology Corp.                                  15,100             589,504
-----------------------------------------------------------------------------------
Maxim Integrated Products, Inc.(1)                        2,700             141,777
-----------------------------------------------------------------------------------
Rambus, Inc.(1)                                           5,700              45,543
-----------------------------------------------------------------------------------
Semtech Corp.(1)                                          3,300             117,777
-----------------------------------------------------------------------------------
Silicon Laboratories, Inc.(1)                               400              13,484
-----------------------------------------------------------------------------------
TriQuint Semiconductor, Inc.(1)                           8,200             100,532
-----------------------------------------------------------------------------------
Xilinx, Inc.(1)                                          18,600             726,330
                                                                         ----------
                                                                          7,662,550
-----------------------------------------------------------------------------------
Photography--0.3%
Eastman Kodak Co.                                        23,900             703,377
-----------------------------------------------------------------------------------
Transportation--1.5%
-----------------------------------------------------------------------------------
Air Transportation--0.5%
Continental Airlines, Inc., Cl. B(1)                     12,000             314,520
-----------------------------------------------------------------------------------
Southwest Airlines Co.                                   48,100             888,888
-----------------------------------------------------------------------------------
UAL Corp.                                                 3,000              40,500
-----------------------------------------------------------------------------------
US Airways Group, Inc.(1)                                 1,800              11,412
                                                                         ----------
                                                                          1,255,320

18                            Growth Portfolio

                                                                       Market Value
                                                        Shares         See Note 1
-----------------------------------------------------------------------------------
Railroads & Truckers--0.5%
Burlington Northern Santa Fe Corp.                       20,500         $   584,865
-----------------------------------------------------------------------------------
CSX Corp.                                                   400              14,020
-----------------------------------------------------------------------------------
GATX Corp.                                                  400              13,008
-----------------------------------------------------------------------------------
Union Pacific Corp.                                      11,900             678,300
                                                                        -----------
                                                                          1,290,193
-----------------------------------------------------------------------------------
Shipping--0.5%
United Parcel Service, Inc., Cl. B                       20,700           1,128,150
-----------------------------------------------------------------------------------
Utilities--5.6%
-----------------------------------------------------------------------------------
Electric Utilities--4.8%
ALLETE, Inc.                                              1,100              27,720
-----------------------------------------------------------------------------------
Alliant Energy Corp.                                        600              18,216
-----------------------------------------------------------------------------------
American Electric Power Co., Inc.                        23,700           1,031,661
-----------------------------------------------------------------------------------
Cinergy Corp.                                             1,500              50,145
-----------------------------------------------------------------------------------
CMS Energy Corp.                                          2,400              57,672
-----------------------------------------------------------------------------------
Conectiv, Inc.                                           11,500             281,635
-----------------------------------------------------------------------------------
Consolidated Edison Co. of New York, Inc.                 7,100             286,556
-----------------------------------------------------------------------------------
Dominion Resources, Inc.                                 18,700           1,123,870
-----------------------------------------------------------------------------------
DPL, Inc.                                                   200               4,816
-----------------------------------------------------------------------------------
DTE Energy Co.                                           13,300             557,802
-----------------------------------------------------------------------------------
Duke Energy Corp.                                        29,400           1,154,244
-----------------------------------------------------------------------------------
Entergy Corp.                                            13,600             531,896
-----------------------------------------------------------------------------------
Exelon Corp.                                             23,675           1,133,559
-----------------------------------------------------------------------------------
FirstEnergy Corp.                                        27,300             954,954
-----------------------------------------------------------------------------------
FPL Group, Inc.                                          10,100             569,640
-----------------------------------------------------------------------------------
KeySpan Corp.                                               600              20,790
-----------------------------------------------------------------------------------
Mirant Corp.(1)                                          28,788             461,184
-----------------------------------------------------------------------------------
NRG Energy, Inc.(1)                                       1,000              15,500
-----------------------------------------------------------------------------------
PPL Corp.                                                13,400             466,990
-----------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                    15,100             637,069
-----------------------------------------------------------------------------------
Reliant Energy, Inc.                                        700              18,564
-----------------------------------------------------------------------------------
Southern Co.                                             33,500             849,225
-----------------------------------------------------------------------------------
Teco Energy, Inc.                                           800              20,992
-----------------------------------------------------------------------------------
TXU Corp.                                                21,600           1,018,440
-----------------------------------------------------------------------------------
Xcel Energy, Inc.                                        11,100             307,914
                                                                        -----------
                                                                         11,601,054

                              Growth Portfolio                               19

                                                                       Market Value
                                                        Shares         See Note 1
-----------------------------------------------------------------------------------
Gas Utilities--0.8%
Dynegy, Inc.                                             16,100        $    410,550
-----------------------------------------------------------------------------------
El Paso Corp.                                             8,411             375,215
-----------------------------------------------------------------------------------
Enron Corp.                                              17,300              10,380
-----------------------------------------------------------------------------------
Kinder Morgan, Inc.                                      11,400             634,866
-----------------------------------------------------------------------------------
NICOR, Inc.                                               1,800              74,952
-----------------------------------------------------------------------------------
Western Gas Resources, Inc.                               1,100              35,552
-----------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                18,100             461,912
                                                                       ------------
                                                                          2,003,427
                                                                       ------------
Total Common Stocks (Cost $246,895,786)                                 236,512,450

                                                     Principal
                                                     Amount
===================================================================================
Repurchase Agreements--1.3%
-----------------------------------------------------------------------------------
Repurchase agreement with Zion First National
Bank, 1.55%, dated 12/31/01, to be repurchased
at $3,146,271 on 1/2/02, collateralized by U.S.
Treasury Nts., 4.75%-7%, 7/15/06-11/15/08, with
a value of $3,221,722 (Cost $3,146,000)              $3,146,000           3,146,000
-----------------------------------------------------------------------------------
Total Investments, at Value (Cost $250,041,786)            98.8%        239,658,450
-----------------------------------------------------------------------------------
Other Assets Net of Liabilities                             1.2           2,916,155
                                                     -----------       ------------
Net Assets                                                100.0%       $242,574,605
                                                     ===========       ============

1. Non-income-producing security.

See accompanying Notes to Financial Statements.

20                            Growth Portfolio

Statement of Assets and Liabilities  December 31, 2001

===============================================================================================================
Assets
Investments, at value (cost $250,041,786)--see accompanying statement                              $239,658,450
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                      4,412
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                      4,405,065
Interest and dividends                                                                                  247,619
Shares of capital stock sold                                                                             11,266
Other                                                                                                     3,403
                                                                                                   ------------
Total assets                                                                                        244,330,215
===============================================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                                                 1,402,793
Shares of capital stock redeemed                                                                        316,941
Shareholder reports                                                                                      13,594
Directors' compensation                                                                                     238
Other                                                                                                    22,044
                                                                                                   ------------
Total liabilities                                                                                     1,755,610
===============================================================================================================
Net Assets                                                                                         $242,574,605
                                                                                                   ============
===============================================================================================================
Composition of Net Assets
Par value of shares of capital stock                                                               $    140,017
---------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                          323,228,877
---------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                                 2,018,034
---------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions               (72,428,955)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                            (10,383,368)
                                                                                                   ------------
Net assets--applicable to 140,016,719 shares of capital stock outstanding                          $242,574,605
                                                                                                   ============
===============================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                  $1.73

See accompanying Notes to Financial Statements.

                              Growth Portfolio                               21

Statement of Operations  For the Year Ended December 31, 2001

================================================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $25,790)                                             $  3,484,263
----------------------------------------------------------------------------------------------------------------
Interest                                                                                                 349,083
                                                                                                    ------------
Total income                                                                                           3,833,346
================================================================================================================
Expenses
Management fees                                                                                        1,708,136
----------------------------------------------------------------------------------------------------------------
Accounting service fees                                                                                   15,000
----------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                              7,381
----------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                        6,096
----------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                    5,550
----------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                1,048
----------------------------------------------------------------------------------------------------------------
Other                                                                                                     23,955
                                                                                                    ------------
Total expenses                                                                                         1,767,166
Less reduction to custodian expenses                                                                      (1,048)
                                                                                                    ------------
Net expenses                                                                                           1,766,118
================================================================================================================
Net Investment Income                                                                                  2,067,228
================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                                          (38,340,661)
Foreign currency transactions                                                                           (379,479)
                                                                                                    ------------
Net realized gain (loss)                                                                             (38,720,140)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                            3,960,864
Translation of assets and liabilities denominated in foreign currencies                                   45,805
                                                                                                    ------------
Net change                                                                                             4,006,669
                                                                                                    ------------
Net realized and unrealized gain (loss)                                                              (34,713,471)
================================================================================================================
Net Decrease in Net Assets Resulting from Operations                                                $(32,646,243)
                                                                                                    ============

See accompanying Notes to Financial Statements.

22                            Growth Portfolio

Statements of Changes in Net Assets

                                                                                 Year Ended December 31,
                                                                                 2001              2000
================================================================================================================
Operations
Net investment income (loss)                                                        $  2,067,228   $   3,589,257
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                             (38,720,140)    (27,057,758)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                   4,006,669     (38,839,353)
                                                                                    ------------   -------------
Net increase (decrease) in net assets resulting from operations                      (32,646,243)    (62,307,854)
================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                  (3,553,353)    (10,380,186)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                           -    (124,242,402)
================================================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting from
capital stock transactions                                                           (54,436,409)   (137,997,773)
================================================================================================================
Net Assets
Total decrease                                                                       (90,636,005)   (334,928,215)
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  333,210,610     668,138,825
                                                                                    ------------   -------------
End of period [including undistributed (overdistributed) net investment
income of $2,018,034 and $3,528,418, respectively]                                  $242,574,605   $ 333,210,610
                                                                                    ============   =============

See accompanying Notes to Financial Statements.

                              Growth Portfolio                               23

Financial Highlights

                                                         Year Ended December 31,
                                                         2001          2000        1999        1998        1997
===================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                        $1.96         $2.99       $3.27       $3.45       $2.98
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .02           .03         .05         .04         .04
Net realized and unrealized gain (loss)                      (.23)         (.35)       (.17)        .26         .69
-------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations               (.21)         (.32)       (.12)        .30         .73
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.02)         (.05)       (.04)       (.04)       (.03)
Distributions from net realized gain                            -          (.66)       (.12)       (.44)       (.23)
-------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                              (.02)         (.71)       (.16)       (.48)       (.26)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $1.73         $1.96       $2.99       $3.27       $3.45
                                                            =====         =====       =====       =====       =====
===================================================================================================================
Total Return, at Net Asset Value(1)                        (10.61)%      (12.66)%     (3.76)%      8.43%      26.37%
===================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                 $242,575      $333,211    $668,139    $918,871    $831,371
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $273,890      $460,272    $808,715    $877,874    $721,555
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                        0.75%         0.78%       1.28%       1.16%       1.38%
Expenses                                                     0.64%         0.59%       0.53%       0.53%(3)    0.54%(3)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        76%          118%        132%         98%         92%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

24                            Growth Portfolio

Notes to Financial Statements

===============================================================================
1. Significant Accounting Policies

Growth Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Portfolio.
-------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
-------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Portfolio are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.
-------------------------------------------------------------------------------
Repurchase Agreements. The Portfolio requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.
-------------------------------------------------------------------------------
Federal Taxes. The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2001, the Portfolio had available for federal income tax purposes unused capital loss carryovers as follows:

          Expiring
          --------------------------------
             2008              $32,898,936
             2009               38,285,188
                               -----------
             Total             $71,184,124
                               ===========

As of December 31, 2001, the Portfolio had approximately $5,000 of post-October foreign currency losses which were deferred. If unutilized by the Portfolio in the following fiscal year, such losses will expire.

                              Growth Portfolio                               25

===============================================================================
1. Significant Accounting Policies  (continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.
     The Portfolio adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2001, amounts have been reclassified to reflect a decrease in undistributed net investment income of $24,259. Accumulated net realized loss on investments was decreased by the same amount. Net assets of the Portfolio were unaffected by the reclassifications.
-------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
===============================================================================
2. Shares of Capital Stock

The Portfolio has authorized 510 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                           Year Ended December 31, 2001        Year Ended December 31, 2000
                                           ------------------------------      --------------------------------
                                           Shares            Amount            Shares             Amount
---------------------------------------------------------------------------------------------------------------
Sold                                         5,192,716       $  9,276,909        10,225,962       $  23,395,805
Dividends and/or distributions reinvested    2,042,156          3,553,353        62,907,751         134,622,588
Redeemed                                   (37,333,091)       (67,266,671)     (126,534,028)       (296,016,166)
                                           -----------       ------------      ------------       -------------
Net increase (decrease)                    (30,098,219)      $(54,436,409)      (53,400,315)      $(137,997,773)
                                           ===========       ============      ============       =============

26                            Growth Portfolio

===============================================================================
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2001, were $200,776,515 and $246,200,793, respectively.

As of December 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $251,281,379 was:

            Gross unrealized appreciation                $ 14,662,844
            Gross unrealized depreciation                 (26,285,773)
                                                         ------------
            Net unrealized appreciation (depreciation)   $(11,622,929)
                                                         ============

===============================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee of 0.625% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million and 0.45% of average daily net assets over $400 million. The Portfolio's management fee for the year ended December 31, 2001, was an annualized rate of 0.62%.
-------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
-------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS an agreed-upon per account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of funds offered in variable annuity separate accounts, effective January 1, 2001. This undertaking may be amended or withdrawn at any time.

                              Growth Portfolio                               27

Independent Auditors' Report

===============================================================================
The Board of Directors and Shareholders of Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Growth Portfolio (which is a series of Panorama Series Fund, Inc.), including the statement of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth Portfolio as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2002

28                            Growth Portfolio

Federal Income Tax Information  (Unaudited)

===============================================================================
In early 2002, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2001. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.
     Dividends of $0.0222, per share were paid to shareholders on March
16, 2001, all of which was designated as ordinary income for federal income tax purposes.
     Dividends paid by the Portfolio during the fiscal year ended December
31, 2001, which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend -received deduction.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                              Growth Portfolio                               29

Panorama Growth Portfolio Directors and Officers

A Series of Panorama Series Fund, Inc.

===================================================================================================================================
Officers and Directors                  James C. Swain, Director, CEO and Chairman of the Board
                                        John V. Murphy, President
                                        William L. Armstrong, Director
                                        Robert G. Avis, Director
                                        Jon S. Fossel, Director
                                        Sam Freedman, Director
                                        C. Howard Kast, Director
                                        Robert M. Kirchner, Director
                                        Charles Albers, Vice President
                                        Nikolaos Monoyios, Vice President
                                        Robert G. Zack, Vice President and Secretary
                                        Brian W. Wixted, Treasurer
                                        Robert J. Bishop, Assistant Treasurer
                                        Scott T. Farrar, Assistant Treasurer
                                        Katherine P. Feld, Assistant Secretary
                                        Kathleen T. Ives, Assistant Secretary
                                        Denis R. Molleur, Assistant Secretary
===================================================================================================================================
Directors
-----------------------------------------------------------------------------------------------------------------------------------
Name, Address,(1) Age, Position(s)
Held with Portfolio and Length
of Time Served(2)                       Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director
-----------------------------------------------------------------------------------------------------------------------------------
James C. Swain, Chairman, Chief         Formerly Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (September 1988-
Executive Officer and Director          January 2,2002); President and a director of Centennial Asset Management Corporation,
(since 1982).                           a wholly owned subsidiary of the Manager and Chairman of the Board of Shareholder
Age: 68                         .       Services, Inc., a transfer agent subsidiary of the Manager.
-----------------------------------------------------------------------------------------------------------------------------------
William L. Armstrong, Director          Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
(since 1999). Age: 64                   Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso
                                        Mortgage Company (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since
                                        1995) and Ambassador Media Corporation (since 1984); Director of the following public companies: Storage Technology Corporation (computer equipment company) (since
                                        1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                                        UNUMProvident (insurance company) (since 1991).
                                           Formerly Director of International Family Entertainment (television channel)
                                        (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage)
                                        (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); formerly
                                        U.S. Senator (January 1979-January 1991).
-----------------------------------------------------------------------------------------------------------------------------------
Robert G. Avis, Director                Formerly (until February 2001) Director and President of A.G. Edwards Capital, Inc.
(since 1993). Age: 70                   (General Partner of private equity funds), formerly (until March 2000) Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc.; formerly (until March 1999) Vice
                                        Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons,
                                        Inc. (its brokerage company subsidiary);(until March 1999) Chairman of A.G. Edwards
                                        Trust Company and A.G.E. Asset Management (investment advisor).
-----------------------------------------------------------------------------------------------------------------------------------
Jon S. Fossel, Director                 Formerly (until October 1996) Chairman and a director of the Manager; President and a
(since 1990). Age: 59                   director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder
                                        Financial Services, Inc.

30                            Growth Portfolio

===================================================================================================================================
Name, Address,(1) Age, Position(s)
Held with Portfolio and Length of
Time Served(2)                          Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director
-----------------------------------------------------------------------------------------------------------------------------------
Sam Freedman, Director (since 1996).    Formerly (until October 1994) Chairman and Chief Executive Officer of OppenheimerFunds
Age: 61                                 Services; Chairman, Chief Executive Officer and a director of Shareholder Services, Inc.;
                                        Chairman, Chief Executive Officer and director of Shareholder Financial Services, Inc.;
                                        Vice President and director of Oppenheimer Acquisition Corp. and a director of
                                        OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
C. Howard Kast, Director                Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).
(since 1988). Age: 80
-----------------------------------------------------------------------------------------------------------------------------------
Robert M. Kirchner, Director            President of The Kirchner Company (management consultants).
(since 1982). Age: 80
===================================================================================================================================
Officers
-----------------------------------------------------------------------------------------------------------------------------------
John V. Murphy,(3) President            Chairman, Chief Executive Officer and Director (since June 30,2001) and President (since
(since 2001). Age: 52                   September 2000) of the Manager; President and a trustee of other Oppenheimer funds;
                                        President and a director (since July 2001) of Oppenheimer Acquisition Corp., the
                                        Manager's parent holding company, and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; Chairman and a director (since July 2001) of
                                        Shareholder Services, Inc. and of Shareholder Financial Services, Inc., transfer agent sub-
                                        sidiaries of the Manager; President and a director (since July 2001) of OppenheimerFunds
                                        Legacy Program, a charitable trust program established by the Manager; a director of the following investment advisory subsidiaries of the Manager: OAM Institutional, Inc. and
                                        Centennial Asset Management Corporation (since November 2001), HarbourView Asset
                                        Management Corporation and OFI Private Investments Inc. (since July 2002); President
                                        (since November 2001) and a director (since July 2001) of Oppenheimer Real Asset
                                        Management, Inc., an investment advisor subsidiary of the Manager; a director (since
                                        November 2001) of Trinity Investment Management Corp. and Tremont Advisers, Inc.,
                                        investment advisory affiliates of the Manager.
                                           Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                        Insurance Company, the Manager's parent company; a director (since June 1995) of DBL
                                        Acquisition Corporation; formerly Chief Operating Officer (September 2000-June 2001) of
                                        the Manager; President and Trustee (November 1999-November 2001) of MML Series
                                        Investment Fund and MassMutual Institutional Funds, open-end investment companies; a director (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                                        Executive Officer and Director (September 1999-August 2000) of MML Bay State Life
                                        Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                                        Hibernia Savings Bank, wholly owned subsidiary of Emerald Isle Bancorp; Executive Vice
                                        President, Director and Chief Operating Officer (June 1995-January 1997) of David L.
                                        Babson & Co., Inc., an investment advisor; Chief Operating Officer (March 1993-December
                                        1996) of Concert Capital Management, Inc., an investment advisor.
-----------------------------------------------------------------------------------------------------------------------------------
Charles Albers, Vice President and      Senior Vice President (since April 1998) of the Manager; a Certified Financial Analyst;
Portfolio Manager of Growth Portfolio   an officer and portfolio manager of other Oppenheimer funds; formerly a vice president
(since 1998). Age: 61                   and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (1972-April 1998).
-----------------------------------------------------------------------------------------------------------------------------------
Nikolaos Monoyios, Vice President and   Vice President of the Manager (since April 1998); an officer and portfolio manager of other
Portfolio Manager of Growth Portfolio   Oppenheimer funds; a Certified Financial Analyst; formerly a vice president and portfolio
(since 1998). Age: 52                   manager for Guardian Investor Services, the investment management subsidiary of The
                                        Guardian Life Insurance Company (1979-March 1998).

                              Growth Portfolio                               31

===================================================================================================================================
Name, Address,(1) Age, Position(s)
Held with Portfolio and Length
of Time Served(2)                       Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director
-----------------------------------------------------------------------------------------------------------------------------------
Robert G. Zack, Vice President and      Senior Vice President (since May 1985) and Acting General Counsel (since November
Secretary (since 2001).                 2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (since May 1985),
Age: 53                                 Shareholder Financial Services, Inc. (since November 1989); OppenheimerFunds
                                        International Ltd. and Oppenheimer Millennium Fund plc (since October 1997); an officer of other Oppenheimer funds. Formerly Associate General Counsel (May
                                        1981-November 2001).
---------------------------------------------------------------------------------------------------------------------------------
Brian W. Wixted, Treasurer              Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
(since 1999). Age: 42                   (since March 1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc.,
                                        Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc.
                                        and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments Inc. (since March
                                        2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds
                                        plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of
                                        Oppenheimer Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer
                                        Acquisition Corp.; an officer of other Oppenheimer funds; formerly Principal and Chief
                                        Operating Officer, Bankers Trust Company--Mutual Fund Services Division (March
                                        1995-March 1999); Vice President and Chief Financial Officer of CS First Boston Investment
                                        Management Corp. (September 1991-March 1995).
---------------------------------------------------------------------------------------------------------------------------------
Robert J. Bishop, Assistant             Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of
Treasurer (since 1996). Age: 43         other Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual
                                        Fund Accounting (April 1994-May 1996) and a Fund Controller of the Manager.
---------------------------------------------------------------------------------------------------------------------------------
Scott T. Farrar, Assistant Treasurer    Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant
(since 1996). Age: 36                   Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other
                                        Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual Fund
                                        Accounting (April 1994-May 1996) and a Fund Controller of the Manager.
---------------------------------------------------------------------------------------------------------------------------------
Katherine P. Feld, Assistant Secretary  Vice President and Senior Counsel of the Manager (since July 1999); Vice President of
(since 2001). Age: 43                   OppenheimerFunds Distributor, Inc. (since June 1990); an officer of other Oppenheimer funds; formerly a vice president and associate counsel of the Manager (June 1990-
                                        July 1999).
-----------------------------------------------------------------------------------------------------------------------------------
Kathleen T. Ives, Assistant Secretary   Vice President and Assistant Counsel of the Manager (since June 1998); an officer of other
(since 2001). Age: 36                   Oppenheimer funds; formerly an assistant vice president and assistant counsel of the
                                        Manager (August 1994-August 1997).
-----------------------------------------------------------------------------------------------------------------------------------
Denis R. Molleur, Assistant Secretary   Vice President and Senior Counsel of the Manager (since July 1999); an officer of other
(since 2001). Age: 44                   Oppenheimer funds; formerly a vice president and associate counsel of the Manager
                                        (September 1991-July 1999).

The Portfolio's Statement of Additional Information contains additional information about the Portfolio's Directors and is available without charge upon request.
Each Director is also a Director, Trustee or Managing General Partner of 40 other portfolios in the OppenheimerFunds' complex, except as follows:
Messrs. Armstrong and Fossel (40 portfolios).
1. The address of each Director and Officer is 6803 S. Tucson Way, Englewood, CO 80112-3924, except as follows. The address for the following Officers is 498 Seventh Avenue, New York, NY 10018: Messrs. Murphy, Albers, Monoyios, Zack, and Molleur, and Ms. Feld.
2. Each Director and Officer serves for an indefinite term, until his or her resignation, death or removal.
3. John V. Murphy is an "interested person" of the Portfolio (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Portfolio's Manager, and as a shareholder of its parent company.

32                            Growth Portfolio

Growth Portfolio
A Series of Panorama Series Fund, Inc.

===========================================================================================================================
Investment Advisor                    OppenheimerFunds, Inc.

===========================================================================================================================
Distributor                           OppenheimerFunds Distributor, Inc.

===========================================================================================================================
Transfer Agent                        OppenheimerFunds Services

===========================================================================================================================
Custodian of Portfolio Securities     The Bank of New York

===========================================================================================================================
Independent Auditors                  Deloitte & Touche LLP

===========================================================================================================================
Legal Counsel                         Myer, Swanson, Adams & Wolf, P.C.

                                      For more complete information about Growth Portfolio, please refer to the Prospectus.
                                      To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc.
                                      at 1.800.981.2871.

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